Divestiture of Subsidiary - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 01, 2013	May 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Repayments of Lines of Credit			$ 77,000	$ 10,000	$ 271,000		$ 50,500
Distribution of dividend from proceeds to stockholders						$ 50,000	$ 60,000
2GIG
Adjusted net sale price	$ 148,871
Supply agreement duration	5 years
Distribution of dividend from proceeds to stockholders		$ 60,000
Revolving Credit Facility | 2GIG
Repayments of Lines of Credit	$ 44,000